Document and Entity Information	Jul. 17, 2020
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001590895
Document Type	8-K/A
Document Period End Date	Jul. 17, 2020
Entity Registrant Name	Caesars Entertainment, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-36629
Entity Tax Identification Number	46-3657681
Entity Address, Address Line One	100 West Liberty Street
Entity Address, Address Line Two	Suite 1150
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89501
City Area Code	(775)
Local Phone Number	328-0100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.00001 par value
Trading Symbol	CZR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On July 21, 2020, the Company filed a Current Report on Form 8-K (the “Report”) disclosing, under Item 4.01, that the Audit Committee (the “Audit Committee”) of the board of directors of the Company (the “Board”) had approved the engagement of Deloitte & Touche LLP (“Deloitte”), and the dismissal of Ernst and Young LLP (“EY”), as the Company’s independent registered public accounting firm effective following the completion of the review of the Company’s results of operations for the quarter ended June 30, 2020.